Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued	1,017,030	4,445,813	28,750,000
Common stock subject to possible redemption, shares outstanding	1,017,030	4,445,813	28,750,000
Common stock subject to possible redemption, price (in Dollars per share)	$ 10.61	$ 10.51	$ 10.1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500	7,187,500